Private pension liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Private pension liabilities	Private pension liabilities
As of December 31, 2020, active plans are principally accumulation of financial resources through products PGBL and VGBL structured in the form of variable contribution, for the purpose of granting participants with returns based on the accumulated capital in the form of monthly withdraws for a certain term or temporary monthly withdraws.
In this respect, such financial products represent investment contracts that have the legal form of private pension plans but which do not transfer insurance risk to the Group. Therefore, contributions received from participants are accounted for as liabilities and balance consists of the balance of the participant in the linked FIE at the reporting date (Note 7 (a)).
Changes in the period

	2020	2019

As of January 1	3,759,090	16,059
Contributions received	1,678,532	609,639
Transfer with third party plans	7,657,636	3,047,492
Withdraws	(304,194)	(20,153)
Interest from assets within FIEs	596,849	106,053
As of December 31	13,387,913	3,759,090